NATIONWIDE VA

SEPARATE

ACCOUNT-D

Annual Report

to

Contract Owners

December 31, 2011

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and Contract Owners of Nationwide VA Separate Account -D:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account -D (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2012

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Assets:
Investments at fair value:

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
4,208,047 shares (cost $38,749,566)	$38,325,631
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
1,429,014 shares (cost $11,527,677)	12,882,276
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
5,174,656 shares (cost $27,853,143)	30,033,704
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
2,759,037 shares (cost $29,183,344)	32,284,317
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
500,144 shares (cost $3,243,788)	3,237,929
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
284,185 shares (cost $1,516,483)	1,652,277
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
1,153,880 shares (cost $5,745,334)	6,099,063
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
3,353,755 shares (cost $28,078,432)	34,177,777
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
5,104,445 shares (cost $15,927,002)	17,451,077
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
1,169,702 shares (cost $9,365,177)	9,189,181
Ivy Fund Variable Insurance Portfolios, Inc. - International Core Equity (WRI2P)
174,676 shares (cost $2,479,052)	2,562,787
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
51,199 shares (cost $1,003,607)	1,052,844
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
448,074 shares (cost $2,979,465)	3,749,395
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
7,536,350 shares (cost $7,536,350)	7,536,350
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
307,248 shares (cost $1,516,829)	2,075,426
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
1,183,425 shares (cost $18,224,018)	18,043,447
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
1,598,029 shares (cost $15,084,627)	14,928,149
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
84,495 shares (cost $960,571)	1,231,165
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
1,833,262 shares (cost $9,957,195)	10,213,286

Total Investments	$246,726,081

Accounts Payable	(87)

$246,725,994

Contract Owners’ Equity:
Accumulation units	246,504,625
Contracts in payout (annuitization) period (note 1f)	221,369

Total Contract Owners’ Equity (note 5)	$246,725,994

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	Total	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR
Reinvested dividends	$3,579,178	522,083	229,919	824,375	137,058	40,770	-	-
Mortality and expense risk charges (note 2)	(4,403,508)	(729,869)	(222,381)	(467,475)	(560,936)	(59,857)	(31,971)	(146,279)

Net investment income (loss)	(824,330)	(207,786)	7,538	356,900	(423,878)	(19,087)	(31,971)	(146,279)

Realized gain (loss) on investments	14,453,170	1,698,379	1,104,633	815,093	3,577,873	(175,715)	281,065	(1,069,853)

Change in unrealized gain (loss) on investments	(28,070,270)	(5,067,876)	(2,034,205)	352,908	(4,126,549)	(18,017)	(454,090)	(877,926)

Net gain (loss) on investments	(13,617,100)	(3,369,497)	(929,572)	1,168,001	(548,676)	(193,732)	(173,025)	(1,947,779)

Reinvested capital gains	5,277,913	-	1,211,504	203,536	1,226,621	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,163,517)	(3,577,283)	289,470	1,728,437	254,067	(212,819)	(204,996)	(2,094,058)

Investment Activity:	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRRESP
Reinvested dividends	$161,205	1,431,791	52,650	50,444	-	278	1,417	18,647
Mortality and expense risk charges (note 2)	(593,884)	(290,391)	(181,422)	(48,615)	(20,256)	(69,691)	(103,025)	(34,416)

Net investment income (loss)	(432,679)	1,141,400	(128,772)	1,829	(20,256)	(69,413)	(101,608)	(15,769)

Realized gain (loss) on investments	3,915,670	172,644	798,005	(413,145)	402,197	590,167	-	32,040
Change in unrealized gain (loss) on investments	(4,544,498)	(567,482)	(1,682,736)	(85,024)	(514,952)	(744,366)	-	51,010

Net gain (loss) on investments	(628,828)	(394,838)	(884,731)	(498,169)	(112,755)	(154,199)	-	83,050

Reinvested capital gains	1,469,837	-	-	-	-	166,823	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$408,330	746,562	(1,013,503)	(496,340)	(133,011)	(56,789)	(101,608)	67,281

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	WRSTP	WRSCP	WRSCV	WRVP
Reinvested dividends	$-	-	10,575	97,966
Mortality and expense risk charges (note 2)	(340,934)	(281,916)	(28,143)	(192,047)

Net investment income (loss)	(340,934)	(281,916)	(17,568)	(94,081)

Realized gain (loss) on investments	1,674,457	828,950	300,344	(79,634)
Change in unrealized gain (loss) on investments	(3,526,297)	(2,886,554)	(503,625)	(839,991)

Net gain (loss) on investments	(1,851,840)	(2,057,604)	(203,281)	(919,625)

Reinvested capital gains	836,541	163,051	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,356,233)	(2,176,469)	(220,849)	(1,013,706)

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	Total		WRASP		WRBP		WRBDP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(824,330)	354,643	(207,786)	(234,740)	7,538	81,919	356,900	952,214
Realized gain (loss) on investments	14,453,170	9,487,410	1,698,379	3,213,442	1,104,633	885,692	815,093	297,980
Change in unrealized gain (loss) on investments	(28,070,270)	28,229,387	(5,067,876)	593,784	(2,034,205)	1,151,383	352,908	461,315
Reinvested capital gains	5,277,913	979,280	-	-	1,211,504	238,171	203,536	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,163,517)	39,050,720	(3,577,283)	3,572,486	289,470	2,357,165	1,728,437	1,711,509

Equity transactions:
Purchase payments received from contract owners (note 3)	2,885,911	6,598,104	328,185	1,638,339	191,304	207,611	195,497	458,737
Transfers between funds	-	-	(2,690,239)	(774,860)	(429,320)	(52,485)	2,239,439	2,447,746
Redemptions (note 3)	(82,211,343)	(70,375,089)	(12,153,503)	(11,010,689)	(3,712,375)	(3,194,106)	(8,904,054)	(7,318,665)
Annuity benefits	(144,237)	(141,782)	(38,594)	(38,465)	(12,927)	(11,831)	(15,055)	(16,496)
Contract maintenance charges (note 2)	(67,237)	(79,070)	(10,233)	(12,004)	(3,617)	(4,168)	(6,169)	(7,109)
Contingent deferred sales charges (note 2)	(104,376)	(152,040)	(18,723)	(41,508)	(3,728)	(16,779)	(9,030)	(24,682)
Adjustments to maintain reserves	(1,206)	10,512	120	82	(88)	(25)	390	1,406

Net equity transactions	(79,642,488)	(64,139,365)	(14,582,987)	(10,239,105)	(3,970,751)	(3,071,783)	(6,498,982)	(4,459,063)

Net change in contract owners’ equity	(88,806,005)	(25,088,645)	(18,160,270)	(6,666,619)	(3,681,281)	(714,618)	(4,770,545)	(2,747,554)
Contract owners’ equity beginning of period	335,531,999	360,620,644	56,485,855	63,152,474	16,563,535	17,278,153	34,804,180	37,551,734

Contract owners’ equity end of period	$246,725,994	335,531,999	38,325,585	56,485,855	12,882,254	16,563,535	30,033,635	34,804,180

CHANGES IN UNITS:
Beginning units	24,332,727	29,653,510	2,477,932	2,964,532	1,205,532	1,451,196	2,433,445	2,743,047
Units purchased	2,536,597	2,666,678	82,479	180,340	60,381	65,299	415,993	449,189
Units redeemed	(8,259,876)	(7,987,461)	(722,913)	(666,940)	(344,627)	(310,963)	(862,335)	(758,791)

Ending units	18,609,448	24,332,727	1,837,498	2,477,932	921,286	1,205,532	1,987,103	2,433,445

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRCEP		WRDIV		WRENG		WRGNR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(423,878)	(200,950)	(19,087)	(16,783)	(31,971)	(27,054)	(146,279)	(171,456)
Realized gain (loss) on investments	3,577,873	2,436,506	(175,715)	(194,253)	281,065	(375,655)	(1,069,853)	(1,159,728)
Change in unrealized gain (loss) on investments	(4,126,549)	4,947,677	(18,017)	824,880	(454,090)	760,873	(877,926)	2,760,685
Reinvested capital gains	1,226,621	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	254,067	7,183,233	(212,819)	613,844	(204,996)	358,164	(2,094,058)	1,429,501

Equity transactions:
Purchase payments received from contract owners (note 3)	262,543	487,483	43,905	130,881	34,559	95,190	93,477	261,134
Transfers between funds	(533,153)	(1,880,414)	(210,365)	(260,988)	(57,626)	(135,165)	(1,821,495)	(678,797)
Redemptions (note 3)	(9,225,695)	(9,109,162)	(1,166,102)	(1,028,772)	(510,709)	(405,936)	(2,190,095)	(1,828,580)
Annuity benefits	(1,671)	(3,102)	(116)	(103)	(553)	(471)	(302)	(267)
Contract maintenance charges (note 2)	(9,128)	(10,801)	(692)	(803)	(421)	(473)	(1,842)	(2,172)
Contingent deferred sales charges (note 2)	(10,898)	(412)	(2,239)	(3,733)	(564)	(2,814)	(4,370)	(8,119)
Adjustments to maintain reserves	42	1,361	96	351	(15)	330	(2,507)	1,006

Net equity transactions	(9,517,960)	(10,515,047)	(1,335,513)	(1,163,167)	(535,329)	(449,339)	(3,927,134)	(2,255,795)

Net change in contract owners’ equity	(9,263,893)	(3,331,814)	(1,548,332)	(549,323)	(740,325)	(91,175)	(6,021,192)	(826,294)
Contract owners’ equity beginning of period	41,548,200	44,880,014	4,786,245	5,335,568	2,392,584	2,483,759	12,120,271	12,946,565

Contract owners’ equity end of period	$32,284,307	41,548,200	3,237,913	4,786,245	1,652,259	2,392,584	6,099,079	12,120,271

CHANGES IN UNITS:
Beginning units	3,872,913	4,983,574	358,605	458,071	196,756	245,438	755,918	931,185
Units purchased	184,248	124,140	22,364	30,469	30,690	44,508	79,141	97,555
Units redeemed	(1,053,248)	(1,234,801)	(122,786)	(129,935)	(75,860)	(93,190)	(343,980)	(272,822)

Ending units	3,003,913	3,872,913	258,183	358,605	151,586	196,756	491,079	755,918

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRGP		WRHIP		WRIP		WRI2P
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(432,679)	(392,545)	1,141,400	1,374,422	(128,772)	(70,158)	1,829	(1,948)
Realized gain (loss) on investments	3,915,670	3,418,614	172,644	(111,251)	798,005	644,144	(413,145)	(910,211)
Change in unrealized gain (loss) on investments	(4,544,498)	1,568,416	(567,482)	1,451,596	(1,682,736)	1,101,029	(85,024)	1,294,833
Reinvested capital gains	1,469,837	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	408,330	4,594,485	746,562	2,714,767	(1,013,503)	1,675,015	(496,340)	382,674

Equity transactions:
Purchase payments received from contract owners (note 3)	306,325	651,512	80,059	564,644	103,297	117,889	48,041	27,533
Transfers between funds	(1,440,480)	(2,591,528)	444,263	(153,940)	(1,500,488)	15,958	56,400	(506,162)
Redemptions (note 3)	(10,353,579)	(8,593,010)	(4,975,490)	(4,589,301)	(2,987,066)	(2,507,003)	(822,352)	(678,341)
Annuity benefits	(20,938)	(19,225)	(4,653)	(4,350)	(10,260)	(9,453)	(949)	(896)
Contract maintenance charges (note 2)	(9,998)	(11,795)	(3,877)	(4,570)	(2,376)	(2,893)	(543)	(644)
Contingent deferred sales charges (note 2)	(10,248)	13,195	(8,083)	(15,533)	(3,654)	(6,290)	(1,402)	(2,368)
Adjustments to maintain reserves	59	1,992	93	127	(29)	203	(124)	(95)

Net equity transactions	(11,528,859)	(10,548,859)	(4,467,688)	(4,202,923)	(4,400,576)	(2,391,589)	(720,929)	(1,160,973)

Net change in contract owners’ equity	(11,120,529)	(5,954,374)	(3,721,126)	(1,488,156)	(5,414,079)	(716,574)	(1,217,269)	(778,299)
Contract owners’ equity beginning of period	45,298,295	51,252,669	21,172,159	22,660,315	14,603,245	15,319,819	3,780,037	4,558,336

Contract owners’ equity end of period	$34,177,766	45,298,295	17,451,033	21,172,159	9,189,166	14,603,245	2,562,768	3,780,037

CHANGES IN UNITS:
Beginning units	4,519,695	5,671,291	1,121,955	1,358,433	1,276,150	1,513,817	242,542	328,987
Units purchased	107,629	138,869	89,206	132,113	30,466	91,426	45,566	33,588
Units redeemed	(1,239,153)	(1,290,465)	(319,316)	(368,591)	(427,709)	(329,093)	(94,715)	(120,033)

Ending units	3,388,171	4,519,695	891,845	1,121,955	878,907	1,276,150	193,393	242,542

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRMIC		WRMCG		WRMMP		WRRESP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(20,256)	(18,917)	(69,413)	(67,485)	(101,608)	(113,205)	(15,769)	9,724
Realized gain (loss) on investments	402,197	(48,450)	590,167	67,382	-	-	32,040	(393,790)
Change in unrealized gain (loss) on investments	(514,952)	495,164	(744,366)	1,263,209	-	-	51,010	1,002,396
Reinvested capital gains	-	-	166,823	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(133,011)	427,797	(56,789)	1,263,106	(101,608)	(113,205)	67,281	618,330

Equity transactions:
Purchase payments received from contract owners (note 3)	16,214	21,350	43,834	65,626	734,317	996,791	10,490	22,029
Transfers between funds	(82,932)	340,979	(553,936)	1,093,252	9,667,079	5,398,820	8,527	20,347
Redemptions (note 3)	(433,064)	(227,104)	(1,020,224)	(881,776)	(9,991,359)	(8,072,617)	(570,359)	(564,841)
Annuity benefits	(75)	(97)	(477)	(401)	-	(474)	(64)	(85)
Contract maintenance charges (note 2)	(261)	(230)	(567)	(597)	(2,315)	(3,068)	(348)	(403)
Contingent deferred sales charges (note 2)	(1,025)	(620)	(2,592)	(2,525)	(9,270)	(2,765)	(911)	(968)
Adjustments to maintain reserves	(39)	(19)	(43)	13	(18)	195	(55)	(3)

Net equity transactions	(501,182)	134,259	(1,534,005)	273,592	398,434	(1,683,118)	(552,720)	(523,924)

Net change in contract owners’ equity	(634,193)	562,056	(1,590,794)	1,536,698	296,826	(1,796,323)	(485,439)	94,406
Contract owners’ equity beginning of period	1,687,043	1,124,987	5,340,172	3,803,474	7,239,810	9,036,133	2,560,833	2,466,427

Contract owners’ equity end of period	$1,052,850	1,687,043	3,749,378	5,340,172	7,536,636	7,239,810	2,075,394	2,560,833

CHANGES IN UNITS:
Beginning units	110,484	102,263	337,575	311,310	681,558	839,513	184,054	224,433
Units purchased	28,105	45,899	26,604	126,114	1,081,629	807,823	37,809	31,896
Units redeemed	(63,313)	(37,678)	(122,543)	(99,849)	(1,043,120)	(965,778)	(77,809)	(72,275)

Ending units	75,276	110,484	241,636	337,575	720,067	681,558	144,054	184,054

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRSTP		WRSCP		WRSCV		WRVP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(340,934)	(373,904)	(281,916)	(299,178)	(17,568)	(34,316)	(94,081)	(87,234)
Realized gain (loss) on investments	1,674,457	1,502,159	828,950	440,634	300,344	(48,652)	(79,634)	(118,581)
Change in unrealized gain (loss) on investments	(3,526,297)	697,802	(2,886,554)	4,703,872	(503,625)	615,474	(839,991)	2,511,589
Reinvested capital gains	836,541	741,109	163,051	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,356,233)	2,567,166	(2,176,469)	4,845,328	(220,849)	532,506	(1,013,706)	2,305,774

Equity transactions:
Purchase payments received from contract owners (note 3)	120,597	289,618	135,267	302,487	28,454	15,222	109,546	246,299
Transfers between funds	(1,212,264)	(801,905)	(142,430)	(467,928)	(977,874)	118,651	(763,106)	196,528
Redemptions (note 3)	(4,979,227)	(3,710,546)	(4,646,113)	(3,611,936)	(240,407)	(243,370)	(3,329,570)	(2,759,657)
Annuity benefits	(19,997)	(18,976)	(36)	(50)	(53)	(78)	(17,517)	(16,531)
Contract maintenance charges (note 2)	(5,765)	(6,958)	(5,358)	(6,090)	(308)	(354)	(3,419)	(3,881)
Contingent deferred sales charges (note 2)	(7,327)	(16,860)	(4,901)	(10,256)	(393)	(845)	(5,018)	(8,456)
Adjustments to maintain reserves	920	475	58	1,144	(33)	17	(33)	292

Net equity transactions	(6,103,063)	(4,265,152)	(4,663,513)	(3,792,629)	(1,190,614)	(110,757)	(4,009,117)	(2,345,406)

Net change in contract owners’ equity	(7,459,296)	(1,697,986)	(6,839,982)	1,052,699	(1,411,463)	421,749	(5,022,823)	(39,632)
Contract owners’ equity beginning of period	25,502,714	27,200,700	21,768,141	20,715,442	2,642,625	2,220,876	15,236,055	15,275,687

Contract owners’ equity end of period	$18,043,418	25,502,714	14,928,159	21,768,141	1,231,162	2,642,625	10,213,232	15,236,055

CHANGES IN UNITS:
Beginning units	1,779,736	2,108,301	1,482,074	1,790,137	183,246	191,692	1,112,557	1,303,371
Units purchased	49,051	55,092	111,711	87,608	10,159	28,151	43,366	94,697
Units redeemed	(472,827)	(383,657)	(440,603)	(395,671)	(94,277)	(36,597)	(338,742)	(285,511)

Ending units	1,355,960	1,779,736	1,153,182	1,482,074	99,128	183,246	817,181	1,112,557

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRMSP		WRLBP
	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	46,237	-	-
Realized gain (loss) on investments	-	(58,572)	-	-
Change in unrealized gain (loss) on investments	-	23,410	-	-
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	11,075	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	444	-	(2,715)
Transfers between funds	-	(1,328,109)	-	-
Redemptions (note 3)	-	(39,090)	-	(587)
Annuity benefits	-	(590)	-	159
Contract maintenance charges (note 2)	-	(57)	-	-
Contingent deferred sales charges (note 2)	-	(289)	-	587
Adjustments to maintain reserves	-	(896)	-	2,556

Net equity transactions	-	(1,368,587)	-	-

Net change in contract owners’ equity	-	(1,357,512)	-	-
Contract owners’ equity beginning of period	-	1,357,512	-	-

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	132,919	-	-
Units purchased	-	1,902	-	-
Units redeemed	-	(134,821)	-	-

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT- D

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide VA Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 8, 2000. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)

Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)

Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)

Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Core Equity (WRI2P)

Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)

Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT- D

NOTES TO FINANCIAL STATEMENTS December 31, 2011

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective

January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 8% of the purchase payments redeemed. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 8 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company may deduct a contract maintenance charge of $30, depending on the amount of assets in the contract, which is satisfied by redeeming units. The Company also deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide VA Separate Account -D Options	Waddell & Reed Select
Mortality and Expense Risk Charge - Recurring	1.35%
CDSC Option:
Seven Year CDSC	0.05%
Death Benefit Options:
Maximum Anniversary Death Benefit	0.15%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
Five Year Reset Death Benefit	0.05%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) most recent five year contract value before 86th birthday less surrenders
Nursing Home and Long Term Care	0.05%
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
5% Interest	0.45%
Maximum Anniversary	0.30%
Beneficiary Protector Option	0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to the contract.

Maximum Variable Account Charges* :	2.45%

* When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account

Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT- D

NOTES TO FINANCIAL STATEMENTS December 31, 2011

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2011.

	Total	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR

1.35%	$1,303,257	$225,150	$86,762	$180,876	$147,148	$15,292	$6,875	$38,571
1.40%	704,985	107,281	27,980	68,118	88,004	10,056	5,277	22,344
1.45%	57,978	9,059	5,859	4,643	12,834	37	-	281
1.50%	1,520,954	241,559	47,952	127,322	215,707	19,072	11,626	55,698
1.55%	143,468	18,422	16,045	13,165	24,427	2,026	449	2,647
1.60%	9,762	390	1,563	739	1,919	-	-	82
1.65%	112,172	22,934	2,382	7,243	5,900	5,763	3,592	9,925
1.70%	4,080	562	283	917	853	-	-	125
1.75%	10,939	2,312	1,143	1,257	759	73	-	325
1.80%	302,243	58,668	15,872	33,529	36,360	4,911	1,846	9,117
1.85%	72,099	16,366	8,548	10,111	7,364	1,035	605	1,007
1.90%	42,636	7,643	97	4,271	3,477	259	69	1,233
1.95%	92,261	15,214	5,145	12,703	11,977	888	854	3,529
2.00%	18,129	1,819	2,724	1,570	3,991	62	358	851
2.05%	5,618	1,842	26	650	195	291	188	282
2.20%	199	41	-	13	-	-	19	16
2.35%	2,728	607	-	348	21	92	213	246

Totals	$4,403,508	$729,869	$222,381	$467,475	$560,936	$59,857	$31,971	$146,279

	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRRESP

1.35%	$151,790	$77,917	$59,430	$14,584	$3,793	$15,429	$47,954	$8,553
1.40%	123,960	43,855	34,148	7,923	4,888	8,203	16,314	4,278
1.45%	13,665	2,519	539	68	127	126	482	34
1.50%	206,256	106,897	62,420	15,936	7,778	33,193	21,378	17,366
1.55%	17,041	17,572	4,374	1,466	546	995	1,525	516
1.60%	2,276	167	580	167	-	28	222	37
1.65%	6,146	6,708	4,084	3,395	1,522	4,917	534	1,371
1.70%	39	-	370	-	-	184	32	-
1.75%	1,431	1,155	126	59	-	-	267	-
1.80%	37,830	19,933	8,572	3,191	637	3,532	9,658	1,075
1.85%	11,041	3,663	736	162	426	969	1,684	48
1.90%	6,001	2,374	1,718	818	154	774	1,763	663
1.95%	12,658	6,858	3,726	312	99	1,203	989	428
2.00%	2,869	693	377	324	286	124	223	47
2.05%	381	80	203	205	-	-	-	-
2.20%	32	-	13	-	-	-	-	-
2.35%	468	-	6	5	-	14	-	-

	$593,884	$290,391	$181,422	$48,615	$20,256	$69,691	$103,025	$34,416

	WRSTP	WRSCP	WRSCV	WRVP

1.35%	$90,561	$71,108	$6,771	$54,693
1.40%	54,357	50,942	3,634	23,423
1.45%	2,454	2,065	29	3,157
1.50%	132,577	115,742	11,200	71,275
1.55%	12,483	4,988	561	4,220
1.60%	196	756	171	469
1.65%	12,642	7,011	1,533	4,570
1.70%	424	123	-	168
1.75%	521	472	-	1,039
1.80%	21,787	15,517	3,087	17,121
1.85%	2,448	2,587	299	3,000
1.90%	4,018	5,092	258	1,954
1.95%	5,148	4,397	485	5,648
2.00%	851	436	101	423
2.05%	336	79	-	860
2.20%	28	28	-	9
2.35%	103	573	14	18

	$340,934	$281,916	$28,143	$192,047

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2011 and 2010, total transfers to the Account from the fixed account were $884,899 and $2,017,553, respectively, and total transfers from the Account to the fixed account were $4,152,619 and $4,227,487, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $125,017 and $226,638 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT- D

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$246,726,081	$0	$0	$246,726,081

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2011 are as follows:

	Purchases of Investments	Sales of Investments
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	$1,213,263	$16,004,007
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)	1,876,479	4,628,236
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)	4,866,443	10,789,031
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)	2,243,779	10,958,978
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)	187,037	1,541,653
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)	321,804	889,087
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)	711,694	4,785,148
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)	1,934,657	12,426,303
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)	2,298,472	5,624,719
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)	207,722	4,737,000
Ivy Fund Variable Insurance Portfolios, Inc. - International Core Equity (WRI2P)	624,922	1,344,031
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)	379,771	901,229
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)	461,988	1,898,583
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)	8,673,101	8,376,296
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)	484,947	1,053,451
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)	1,169,667	6,777,118
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)	1,022,502	5,804,944
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)	124,342	1,332,549
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)	338,765	4,441,955

Total	$29,141,355	$104,314,318

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VA SEPARATE ACCOUNT- D

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2011	1.35% to 2.35%	1,837,498	$ 21.14 to $ 19.67	$ 38,293,523	1.05%	-8.46% to -9.38%
2010	1.35% to 2.35%	2,477,932	23.09 to 21.71	56,412,620	1.09%	7.21% to 6.12%
2009	1.35% to 2.35%	2,964,532	21.54 to 20.46	63,045,401	0.37%	23.36% to 22.11%
2008	1.35% to 2.35%	3,329,086	17.46 to 16.75	57,472,124	0.40%	-26.80% to -27.54%
2007	1.35% to 2.35%	3,718,336	23.85 to 23.12	87,863,503	0.63%	42.16% to 40.71%
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2011	1.35% to 2.05%	921,286	14.15 to 13.08	12,864,168	1.51%	1.92% to 1.20%
2010	1.35% to 2.00%	1,205,532	13.89 to 12.99	16,533,021	1.99%	15.53% to 14.77%
2009	1.35% to 2.00%	1,451,196	12.02 to 11.32	17,240,292	2.04%	11.70% to 10.96%
2008	1.35% to 2.00%	1,747,854	10.76 to 10.20	18,615,708	0.10%	-22.06% to -22.58%
2007	1.35% to 2.05%	2,062,353	13.81 to 13.13	28,222,635	1.34%	12.12% to 11.32%
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2011	1.35% to 2.35%	1,987,103	15.28 to 13.19	29,961,786	2.59%	5.86% to 4.79%
2010	1.35% to 2.35%	2,433,445	14.43 to 12.59	34,721,668	3.99%	4.61% to 3.55%
2009	1.35% to 2.35%	2,743,047	13.80 to 12.16	37,472,944	3.68%	5.72% to 4.65%
2008	1.35% to 2.35%	2,873,813	13.05 to 11.62	37,153,746	0.09%	-1.04% to -2.05%
2007	1.35% to 2.35%	3,221,370	13.19 to 11.86	42,152,136	4.22%	4.23% to 3.17%
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
2011	1.35% to 2.35%	3,003,913	10.90 to 10.31	32,276,162	0.36%	0.29% to -0.72%
2010	1.35% to 2.35%	3,872,913	10.87 to 10.38	41,538,468	1.02%	19.26% to 18.06%
2009	1.35% to 2.35%	4,983,574	9.11 to 8.79	44,868,861	1.03%	22.35% to 21.11%
2008	1.35% to 2.35%	6,029,933	7.45 to 7.26	44,434,406	0.17%	-35.65% to -36.31%
2007	1.35% to 2.35%	7,032,864	11.57 to 11.40	80,632,331	0.60%	12.48% to 11.33%
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
2011	1.35% to 2.35%	258,183	12.67 to 11.72	3,237,913	1.01%	-5.97% to -6.93%
2010	1.35% to 2.35%	358,605	13.48 to 12.59	4,786,245	1.16%	14.80% to 13.64%
2009	1.35% to 2.35%	458,071	11.74 to 11.08	5,335,568	1.01%	16.29% to 15.11%
2008	1.35% to 2.35%	548,319	10.10 to 9.63	5,500,347	0.08%	-36.78% to -37.42%
2007	1.35% to 2.35%	550,078	15.97 to 15.39	8,740,487	0.95%	15.13% to 13.96%
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2011	1.35% to 2.35%	151,586	10.95 to 10.34	1,645,334	0.00%	-10.31% to -11.21%
2010	1.35% to 2.35%	196,756	12.21 to 11.64	2,384,326	0.29%	20.31% to 19.09%
2009	1.35% to 2.35%	245,438	10.15 to 9.77	2,476,432	0.00%	38.58% to 37.18%
2008	1.35% to 2.35%	215,075	7.32 to 7.13	1,567,938	0.08%	-46.88% to -47.42%
2007	1.35% to 2.35%	194,811	13.78 to 13.55	2,678,048	0.48%	49.24% to 47.72%
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2011	1.35% to 2.35%	491,079	12.52 to 11.71	6,095,696	0.00%	-22.51% to -23.29%
2010	1.35% to 2.35%	755,918	16.16 to 15.26	12,115,603	0.00%	15.49% to 14.32%
2009	1.35% to 2.35%	931,185	13.99 to 13.35	12,942,249	0.00%	71.30% to 69.56%
2008	1.35% to 2.35%	693,314	8.17 to 7.87	5,631,938	1.24%	-61.98% to -62.37%
2007	1.35% to 2.35%	738,145	21.48 to 20.93	15,798,105	0.03%	41.56% to 40.11%
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2011	1.35% to 2.35%	3,388,171	10.22 to 9.81	34,163,011	0.40%	0.75% to -0.27%
2010	1.35% to 2.35%	4,519,695	10.15 to 9.84	45,263,021	0.65%	11.06% to 9.94%
2009	1.35% to 2.35%	5,671,291	9.14 to 8.95	51,201,683	0.39%	25.36% to 24.09%
2008	1.35% to 2.35%	7,038,432	7.29 to 7.21	50,774,492	0.00%	-37.14% to -37.77%
2007	1.35% to 2.35%	8,111,142	11.59	93,186,321	0.00%	24.11% to 22.84%
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2011	1.35% to 2.05%	891,845	19.84 to 18.33	17,430,621	7.31%	3.84% to 3.11%
2010	1.35% to 2.05%	1,121,955	19.10 to 17.78	21,148,200	7.79%	13.31% to 12.51%
2009	1.35% to 2.20%	1,358,433	16.86 to 15.59	22,635,236	9.14%	44.44% to 43.20%
2008	1.35% to 2.20%	1,458,538	11.67 to 10.88	16,849,168	0.60%	-22.87% to -23.54%
2007	1.35% to 2.20%	1,676,221	15.13 to 14.24	25,145,145	7.58%	2.45% to 1.56%
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
2011	1.35% to 2.35%	878,907	10.57 to 10.15	9,180,321	0.42%	-8.57% to -9.50%
2010	1.35% to 2.35%	1,276,150	11.56 to 11.21	14,583,184	0.98%	13.24% to 12.09%
2009	1.35% to 2.35%	1,513,817	10.21 to 10.00	15,292,605	1.43%	25.18% to 23.91%
2008	1.35% to 2.35%	1,417,003	8.16 to 8.07	11,443,699	0.23%	-42.93% to -43.51%
2007	1.35% to 2.35%	1,640,519	14.29	23,234,366	0.57%	19.65% to 18.43%
Ivy Fund Variable Insurance Portfolios, Inc. - International Core Equity (WRI2P)
2011	1.35% to 2.35%	193,393	13.33 to 12.33	2,554,838	1.52%	-15.05% to -15.91%
2010	1.35% to 2.35%	242,542	15.69 to 14.66	3,769,617	1.46%	12.55% to 11.42%
2009	1.35% to 2.35%	328,987	13.94 to 13.16	4,548,077	3.29%	35.12% to 33.75%
2008	1.35% to 2.35%	341,773	10.31 to 9.84	3,502,688	0.42%	-43.04% to -43.62%
2007	1.35% to 2.35%	435,987	18.11 to 17.45	7,856,863	1.76%	8.39% to 7.28%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT- D

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
2011	1.35% to 1.95%	75,276	$ 14.12 to $ 13.47	$1,051,833	0.00%	-8.27% to -8.82%
2010	1.35% to 2.00%	110,484	15.39 to 14.73	1,685,864	0.00%	38.96% to 38.04%
2009	1.35% to 2.00%	102,263	11.08 to 10.67	1,124,052	0.00%	39.38% to 38.46%
2008	1.35% to 2.00%	82,643	7.95 to 7.71	652,769	0.00%	-48.74% to -49.08%
2007	1.35% to 2.05%	97,938	15.50 to 15.10	1,509,253	0.00%	5.04% to 4.29%
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2011	1.35% to 2.35%	241,636	15.63 to 14.61	3,742,907	0.01%	-1.90% to -2.89%
2010	1.35% to 2.35%	337,575	15.93 to 15.05	5,333,118	0.04%	29.78% to 28.47%
2009	1.35% to 2.35%	311,310	12.27 to 11.71	3,797,671	0.00%	44.68% to 43.22%
2008	1.35% to 2.35%	233,592	8.48 to 8.18	1,971,221	0.03%	-37.09% to -37.73%
2007	1.35% to 2.35%	237,472	13.48 to 13.13	3,190,100	0.02%	11.09% to 9.96%
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2011	1.35% to 2.00%	720,067	10.59 to 9.85	7,536,636	0.02%	-1.33% to -1.97%
2010	1.35% to 2.00%	681,558	10.74 to 10.04	7,239,810	0.08%	-1.28% to -1.93%
2009	1.35% to 2.00%	839,513	10.88 to 10.24	9,035,657	1.07%	-0.35% to -1.00%
2008	1.35% to 2.00%	2,081,236	10.91 to 10.35	22,538,070	2.04%	0.80% to 0.14%
2007	1.35% to 2.00%	1,162,836	10.83 to 10.33	12,500,970	4.40%	3.20% to 2.51%
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2011	1.35% to 1.95%	144,054	14.53 to 13.89	2,074,433	0.79%	3.59% to 2.97%
2010	1.35% to 2.00%	184,054	14.03 to 13.44	2,559,847	1.89%	26.78% to 25.94%
2009	1.35% to 2.00%	224,433	11.06 to 10.67	2,465,572	3.16%	21.95% to 21.15%
2008	1.35% to 2.00%	256,666	9.07 to 8.81	2,313,397	0.51%	-36.90% to -37.32%
2007	1.35% to 2.05%	318,204	14.38 to 14.03	4,552,310	0.55%	-17.21% to -17.80%
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2011	1.35% to 2.35%	1,355,960	13.48 to 13.81	18,027,517	0.00%	-7.04% to -7.98%
2010	1.35% to 2.35%	1,779,736	14.50 to 15.00	25,466,019	0.00%	11.23% to 10.11%
2009	1.35% to 2.35%	2,108,301	13.04 to 13.63	27,148,673	0.00%	41.90% to 40.46%
2008	1.35% to 2.35%	2,426,938	9.19 to 9.70	22,049,771	0.00%	-34.78% to -35.45%
2007	1.35% to 2.35%	2,736,962	14.09 to 15.03	38,182,886	0.00%	22.68% to 21.43%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2011	1.35% to 2.35%	1,153,182	13.12 to 11.90	14,927,705	0.00%	-11.81% to -12.70%
2010	1.35% to 2.35%	1,482,074	14.88 to 13.63	21,767,595	0.00%	27.11% to 25.82%
2009	1.35% to 2.35%	1,790,137	11.71 to 10.83	20,714,979	0.42%	32.90% to 31.56%
2008	1.35% to 2.35%	2,052,959	8.81 to 8.24	17,895,705	0.00%	-40.00% to -40.61%
2007	1.35% to 2.35%	2,395,530	14.68 to 13.87	34,840,790	0.00%	11.98% to 10.83%
Ivy Fund Variable Insurance Portfolios, Inc. -Small Cap Value (WRSCV)
2011	1.35% to 2.35%	99,128	12.54 to 11.59	1,230,499	0.56%	-13.96% to -14.84%
2010	1.35% to 2.35%	183,246	14.57 to 13.61	2,641,805	0.08%	24.71% to 23.45%
2009	1.35% to 2.35%	191,692	11.68 to 11.03	2,220,162	0.00%	27.40% to 26.11%
2008	1.35% to 2.35%	226,716	9.17 to 8.74	2,065,133	0.25%	-27.13% to -27.87%
2007	1.35% to 2.35%	187,229	12.58 to 12.12	2,343,332	0.01%	-5.43% to -6.40%
Ivy Fund Variable Insurance Portfolios, Inc. -Value (WRVP)
2011	1.35% to 2.35%	817,181	12.68 to 11.38	10,209,722	0.76%	-8.57% to -9.49%
2010	1.35% to 2.35%	1,112,557	13.87 to 12.57	15,214,357	0.92%	17.11% to 15.92%
2009	1.35% to 2.35%	1,303,371	11.84 to 10.84	15,241,355	2.01%	24.93% to 23.67%
2008	1.35% to 2.35%	1,625,853	9.48 to 8.77	15,246,973	0.23%	-34.71% to -35.37%
2007	1.35% to 2.35%	1,885,650	14.52 to 13.57	27,105,883	0.94%	0.51% to -0.51%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities(obsolete) (WRMSP)
2009	1.35% to 2.00%	132,919	10.18 to 9.82	1,343,830	5.39%	6.91% to 6.20%
2008	1.35% to 2.00%	162,167	9.52 to 9.25	1,533,287	0.89%	-12.15% to -12.73%
2007	1.35% to 2.05%	184,954	10.84 to 10.58	1,993,506	3.28%	2.00% to 1.27%
2011	Reserves for annuity contracts in payout phase:				221,369
2011	Contract owners equity:				$246,725,994
2010	Reserves for annuity contracts in payout phase:				367,611
2010	Contract owners equity:				$335,531,999
2009	Reserves for annuity contracts in payout phase:				469,345
2009	Contract owners equity:				$360,620,644
2008	Reserves for annuity contracts in payout phase:				386,352
2008	Contract owners equity:				$339,598,932
2007	Reserves for annuity contracts in payout phase:				657,916
2007	Contract owners equity:				$542,386,886

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.